Financial assets, liabilities and financial result (excluding Orange Bank) - Financial assets and liabilities - Tabular disclosure - Segments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Non-current	€ 1,617	€ 1,464	€ 1,523
Non-current financial assets	2,282	2,247	2,359
Non-current derivatives, assets	263	213	915
Current	3,075	3,275	3,336
Current financial assets	2,748	2,686	1,617
Current derivatives, assets	139	34	57
Cash and cash equivalents	5,634	5,810	6,355	€ 4,469
Non-current liabilities related to Orange Bank activities	0	0	1
Non-current financial liabilities	26,749	26,293	28,908
Non-current derivatives liabilities	775	1,002	578
Current liabilities related to Orange Bank activities	4,835	4,941	4,507
Current financial liabilities	7,270	6,030	4,616
Current derivatives liabilities	133	34	50
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	2,309
Non-current derivatives, assets	263
Current financial assets	2,748
Current derivatives, assets	122
Cash and cash equivalents	5,081	5,333	6,267	€ 4,469
Non-current financial liabilities	26,749
Non-current derivatives liabilities	712
Current financial liabilities	7,270
Current derivatives liabilities	133
Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current	1,617	1,464	1,523
Current	3,075	3,275	3,336
Current derivatives, assets	17
Cash and cash equivalents	553	477	88
Non-current liabilities related to Orange Bank activities	27
Non-current derivatives liabilities	63
Current liabilities related to Orange Bank activities	4,835	€ 4,941	€ 4,507
Elimination of intersegment amounts [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	(27)
Non-current liabilities related to Orange Bank activities	(27)
Non-current financial liabilities	€ (27)